Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended			12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2020	May 31, 2016	Oct. 31, 2025	Oct. 30, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	May 31, 2026	May 31, 2021	May 31, 2026	May 31, 2017	May 31, 2022	May 31, 2018	May 31, 2023	May 31, 2019	May 31, 2024	May 31, 2020	May 31, 2025	May 31, 2021	May 31, 2026	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000014639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			$ 10,000													$ 10,942		$ 11,616		$ 11,850		$ 12,563		$ 14,755		$ 13,786	$ 13,711	$ 15,098	$ 16,176	$ 18,170
C000047972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,959		11,666		11,930		12,681		14,931		13,985	13,953	15,392	16,536	18,612
C000079559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,945		11,636		11,880		12,605		14,826		13,870	13,801	15,219	16,324	18,331
C000162552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,957		11,662		11,934		12,704		14,935		13,991	13,932	15,371	16,505	18,561
C000162553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,038		11,828		12,051		12,809		15,320		14,307	14,233	15,762	16,928	19,119
C000079560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,028		11,796		12,011		12,749		15,231		14,235	14,154	15,648	16,785	18,946
C000047973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,051		11,834		12,057		12,833		15,343		14,357	14,301	15,848	17,021	19,233
C000014640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,018		11,775		11,980		12,706		15,164		14,144	14,050	15,527	16,646	18,769
C000014641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,133		12,011		12,153		12,907		15,653		14,530	14,462	16,125	17,312	19,697
C000047974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,157		12,057		12,232		13,019		15,833		14,747	14,695	16,437	17,695	20,173
C000079561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,144		12,029		12,183		12,956		15,724		14,615	14,554	16,254	17,455	19,892
C000162554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,156		12,068		12,235		13,021		15,811		14,715	14,669	16,377	17,608	20,070
C000162555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,286		12,336		12,402		13,214		16,509		15,301	15,269	17,254	18,589	21,409
C000079562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,267		12,309		12,371		13,164		16,428		15,206	15,176	17,125	18,444	21,199
C000047975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,289		12,357		12,429		13,248		16,555		15,343	15,321	17,343	18,684	21,515
C000014642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,260		12,287		12,327		13,116		16,348		15,114	15,069	16,996	18,268	20,989
C000014643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,383		12,570		12,502		13,304		17,062		15,707	15,691	17,991	19,411	22,629
C000047976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,406		12,634		12,602		13,445		17,275		15,952	15,976	18,365	19,863	23,204
C000079563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,385		12,588		12,546		13,363		17,151		15,802	15,800	18,131	19,589	22,849
C000162556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,415		12,629		12,589		13,426		17,241		15,911	15,925	18,275	19,766	23,100
C000162557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,524		12,901		12,758		13,605		17,961		16,488	16,565	19,386	21,016	24,949
C000079564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,525		12,880		12,719		13,557		17,894		16,410	16,473	19,271	20,883	24,736
C000047977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,536		12,917		12,778		13,631		18,018		16,543	16,652	19,500	21,158	25,109
C000014644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,510		12,853		12,677		13,498		17,798		16,299	16,362	19,108	20,677	24,495
C000014647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,629		13,147		12,836		13,671		18,537		16,930	17,064	20,352	22,130	26,777
C000047978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,665		13,214		12,938		13,810		18,763		17,175	17,365	20,761	22,637	27,457
C000079566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,630		13,162		12,862		13,704		18,613		17,018	17,177	20,496	22,299	27,023
C000162559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,652		13,198		12,916		13,782		18,721		17,120	17,298	20,669	22,514	27,304
C000033271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,429													10,567		11,491		11,508		12,298		15,644		14,127	14,156	16,378	17,697	20,841
C000033273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,239		12,255		12,304		13,177		16,804		15,217	15,276	17,715	19,197	22,666
C000033272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,213		12,188		12,206		13,048		16,591		14,982	15,014	17,357	18,763	22,103
C000054992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,682		13,273		12,875		13,699		19,093		17,395	17,551	21,217	23,139	28,435
C000054991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,707		13,341		12,969		13,825		19,327		17,659	17,850	21,638	23,654	29,149
C000079575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,688		13,299		12,905		13,744		19,176		17,495	17,656	21,374	23,325	28,714
C000162574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,705		13,337		12,965		13,828		19,310		17,636	17,818	21,567	23,570	29,053
C000162575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,727		13,386		12,998		13,844		19,459		17,756	17,934	21,860	23,924	29,746
C000079576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,699		13,336		12,926		13,767		19,321		17,609	17,766	21,657	23,664	29,379
C000054993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,729		13,390		12,991		13,861		19,483		17,782	17,970	21,921	24,013	29,845
C000054994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,695		13,324		12,899		13,716		19,239		17,521	17,659	21,501	23,468	29,112
C000054997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,884		11,502		11,758		12,449		14,619		13,670	13,577	14,962	16,027	18,072
C000054996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,909		11,565		11,852		12,580		14,804		13,879	13,820	15,265	16,390	18,537
C000079577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,893		11,522		11,790		12,494		14,682		13,742	13,662	15,068	16,154	18,243
C000162576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,907		11,552		11,833		12,548		14,753		13,820	13,751	15,176	16,284	18,404
C000054995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,427													10,259		10,850		11,082		11,744		13,777		12,883	12,795	14,099	15,102	17,040
C000162577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,838		11,410		11,812		12,776		14,844		13,929	13,855	15,189	16,457	18,656
C000079518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,819		11,380		11,769		12,717		14,751		13,838	13,754	15,071	16,308	18,455
C000079517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,847		11,421		11,829		12,797		14,873		13,970	13,909	15,266	16,540	18,746
C000079519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,815		11,359		11,736		12,667		14,682		13,754	13,664	14,954	16,165	18,283
C000079522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,757		11,276		11,660		12,583		14,602		13,660	13,578	14,950	16,210	18,566
C000079520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,781		11,337		11,751		12,712		14,791		13,874	13,818	15,259	16,584	19,036
C000079521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,773		11,305		11,693		12,639		14,676		13,742	13,676	15,072	16,357	18,751
C000162578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,786		11,333		11,745		12,694		14,746		13,816	13,755	15,167	16,469	18,903
C000162580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,925		11,579		11,963		12,943		15,280		14,302	14,254	15,761	17,138	19,647
C000079528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,915		11,552		11,920		12,888		15,208		14,221	14,157	15,653	16,991	19,462
C000079527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,928		11,584		11,978		12,965		15,318		14,351	14,310	15,848	17,232	19,764
C000079529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,903		11,527		11,883		12,830		15,124		14,140	14,061	15,527	16,840	19,267
C000079532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,014		11,748		12,072		13,050		15,640		14,582	14,526	16,181	17,609	20,371
C000079530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,050		11,807		12,169		13,186		15,841		14,811	14,779	16,516	18,017	20,891
C000079531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,032		11,777		12,114		13,113		15,721		14,676	14,629	16,325	17,771	20,583
C000162581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,042		11,798		12,147		13,150		15,779		14,739	14,698	16,403	17,884	20,735
C000162582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,182		12,064		12,367		13,385		16,491		15,372	15,363	17,336	18,961	22,230
C000079534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,166		12,041		12,334		13,351		16,437		15,321	15,295	17,257	18,855	22,068
C000079533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,190		12,085		12,396		13,432		16,559		15,458	15,456	17,463	19,108	22,399
C000079535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,150		12,015		12,296		13,286		16,341		15,213	15,177	17,109	18,671	21,838
C000079538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,290		12,286		12,517		13,521		17,090		15,882	15,879	18,163	19,927	23,703
C000079536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,320		12,350		12,613		13,654		17,299		16,113	16,152	18,520	20,374	24,293
C000079537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,297		12,308		12,552		13,574		17,164		15,964	15,977	18,300	20,098	23,930
C000162583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,312		12,330		12,581		13,612		17,225		16,028	16,052	18,391	20,224	24,109
C000162584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,459		12,630		12,822		13,851		18,010		16,734	16,827	19,615	21,687	26,316
C000079540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,445		12,593		12,777		13,801		17,928		16,641	16,731	19,490	21,526	26,078
C000079539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,460		12,625		12,835		13,878		18,058		16,794	16,910	19,732	21,818	26,477
C000079541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,431		12,571		12,742		13,747		17,845		16,550	16,622	19,342	21,341	25,831
C000079544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,573		12,852		12,951		13,933		18,607		17,255	17,416	20,677	22,988	28,527
C000079542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,602		12,914		13,054		14,073		18,840		17,520	17,722	21,093	23,506	29,244
C000079543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,581		12,882		12,995		13,990		18,702		17,360	17,532	20,838	23,189	28,808
C000162585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,594		12,903		13,027		14,037		18,778		17,441	17,625	20,956	23,357	29,045
C000162586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,657		13,038		13,091		14,056		19,339		17,977	18,167	21,883	24,516	31,030
C000079546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,637		13,013		13,069		14,020		19,276		17,915	18,093	21,790	24,375	30,816
C000079545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,651		13,046		13,122		14,097		19,414		18,070	18,270	22,035	24,691	31,265
C000079547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,624		12,985		13,027		13,966		19,178		17,802	17,961	21,607	24,150	30,502
C000079550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,649		13,030		13,057		13,996		19,336		17,954	18,102	21,905	24,542	31,282
C000079548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,675		13,094		13,156		14,137		19,580		18,225	18,421	22,352	25,101	32,075
C000079549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,661		13,056		13,098		14,048		19,437		18,065	18,238	22,093	24,771	31,602
C000162587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,667		13,077		13,126		14,091		19,505		18,132	18,311	22,198	24,926	31,836
C000162590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,702		13,138		13,178		14,132		19,641		18,267	18,452	22,417	25,191	32,276
C000099415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,677		13,100		13,126		14,070		19,545		18,173	18,345	22,284	25,008	31,989
C000099414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,695		13,139		13,184		14,155		19,695		18,334	18,536	22,542	25,339	32,468
C000099413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,674		13,079		13,100		14,023		19,458		18,070	18,224	22,109	24,785	31,682
C000099416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,706		13,348		12,916		13,727		19,327		17,594	17,738	21,644	23,645	29,395
C000099417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,743		13,422		13,013		13,867		19,573		17,863	18,057	22,076	24,181	30,146
C000099418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,727		13,384		12,964		13,790		19,427		17,705	17,881	21,819	23,873	29,701
C000162591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,741		13,418		13,009		13,862		19,551		17,834	18,032	22,019	24,120	30,057
C000107519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,425													11,087		12,733		12,166		12,993		18,763		16,775	16,971	21,095	23,072	29,087
C000162593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,807		13,583		13,026		13,939		20,168		18,071	18,312	22,807	24,994	31,618
C000107518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,795		13,556		12,972		13,880		20,062		17,970	18,202	22,642	24,812	31,337
C000107517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,809		13,596		13,038		13,969		20,225		18,138	18,404	22,928	25,165	31,827
C000107520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,779		13,525		12,939		13,826		19,973		17,869	18,082	22,474	24,607	31,048
C000107524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,870		11,504		11,678		12,391		14,676		13,477	13,495	15,060	16,151	18,288
C000107521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,887		11,559		11,753		12,511		14,858		13,671	13,714	15,353	16,504	18,731
C000107522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,877		11,521		11,708		12,442		14,743		13,544	13,575	15,162	16,282	18,441
C000162594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,894		11,556		11,742		12,485		14,804		13,607	13,647	15,251	16,384	18,596
C000107523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,425													10,235		10,839		10,991		11,668		13,816		12,676	12,690	14,160	15,179	17,181
C000107526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,425													10,823		12,092		11,811		12,620		17,094		15,355	15,465	18,544	20,145	24,547
C000162595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,512		12,898		12,624		13,510		18,337		16,504	16,644	19,997	21,785	26,598
C000107525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,501		12,874		12,585		13,469		18,267		16,453	16,582	19,914	21,661	26,432
C000107528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,524		12,908		12,641		13,548		18,408		16,574	16,742	20,130	21,937	26,803
C000107527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,486		12,844		12,543		13,405		18,164		16,326	16,445	19,718	21,435	26,127
C000107532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													10,544		10,861		11,177		11,776		12,980		12,109	12,118	13,045	13,901	15,133
C000107529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													10,572		10,916		11,271		11,895		13,153		12,290	12,332	13,307	14,217	15,515
C000107530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													10,546		10,873		11,201		11,814		13,033		12,172	12,193	13,140	14,022	15,275
C000162596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													10,570		10,913		11,267		11,884		13,129		12,270	12,306	13,272	14,158	15,434
C000107531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,422													9,934		10,230		10,534		11,085		12,217		11,395	11,401	12,269	13,068	14,220
C000107535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class A Shares at maximum sales charge (Offering Price)
Accumulated Value			9,425													10,547		11,471		11,448		12,251		15,561		14,039	14,052	16,237	17,520	20,607
C000162597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,215		12,220		12,231		13,101		16,677		15,076	15,120	17,497	18,921	22,311
C000107534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,210		12,195		12,197		13,055		16,608		15,008	15,038	17,396	18,799	22,150
C000107533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,219		12,232		12,250		13,135		16,743		15,139	15,197	17,613	19,059	22,489
C000107536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,200		12,175		12,161		13,007		16,535		14,920	14,938	17,262	18,635	21,929
C000145614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,723		13,392		12,935		13,752		19,432		17,690	17,850	21,807	23,838	29,705
C000145612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,752		13,458		13,031		13,891		19,672		17,958	18,167	22,255	24,390	30,449
C000145613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,741		13,422		12,978		13,819		19,545		17,801	17,980	21,995	24,063	30,018
C000162601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,750		13,451		13,021		13,880		19,640		17,917	18,099	22,164	24,278	30,315
C000162602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value			10,000													11,720		13,187		13,216		14,168		19,766		18,381	18,573	22,628	25,443	32,681
C000145617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value			10,000													11,705		13,149		13,165		14,109		19,673		18,293	18,475	22,493	25,264	32,407
C000145616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value			10,000													11,722		13,181		13,214		14,187		19,816		18,442	18,663	22,752	25,591	32,887
C000145615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value			10,000													11,684		13,119		13,126		14,046		19,571		18,179	18,343	22,309	25,026	32,079
C000221705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value		$ 10,000												$ 12,738			$ 11,661		$ 11,764		$ 14,406		$ 15,753		$ 19,666
C000221704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value		10,000												12,776			11,688		11,813		14,512		15,899		19,896
C000221702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value		10,000												12,751			11,632		11,742		14,394		15,747		19,686
C000221703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value		10,000												12,762			11,619		11,741		14,414		15,803		19,760
C000221708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value		10,000												12,648			11,784		11,927		14,561		16,387		21,094
C000221706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value		10,000												12,648			11,775		11,906		14,529		16,323		20,991
C000221709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value		10,000												12,645			11,798		11,950		14,593		16,423		21,156
C000221707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value		10,000												12,635			11,717		11,837		14,433		16,201		20,812
C000263980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value	$ 10,000				$ 10,200	$ 10,230	$ 10,288	$ 10,551	$ 10,683	$ 9,984	$ 10,865	$ 11,220
C000263978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value	10,000			$ 10,200		10,230	10,294	10,558	10,690	10,000	10,882	11,237
C000263979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value	10,000			10,200		10,230	10,290	10,554	10,686	9,996	10,868	11,223
C000263981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value	10,000			10,200		10,230	10,290	10,554	10,686	9,996	10,868	11,223
C000263985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class I Shares at NAV
Accumulated Value	10,000			10,200		10,210	10,294	10,601	10,754	10,110	11,020	11,511
C000263983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Premier Class Shares at NAV
Accumulated Value	10,000			10,200		10,210	10,294	10,601	10,754	10,110	11,020	11,511
C000263982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Class R6 Shares at NAV
Accumulated Value	10,000				10,200	10,210	10,298	10,605	10,758	10,114	11,024	11,515
C000263984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Retirement Class Shares at NAV
Accumulated Value	10,000				10,200	10,200	10,292	10,598	10,752	10,097	11,007	11,498
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000® Index
Accumulated Value	10,000	10,000	10,000	10,214	10,214	10,242	10,240	10,399	10,350	9,835	10,838	11,388		12,883		11,769	12,409	13,542	12,661	13,880	16,153	15,471	18,273	22,264	23,653	21,444	21,880	27,916	31,578	40,876
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2010 Index
Accumulated Value			10,000													10,743		11,287		11,591		12,394		14,208		13,427	13,488	14,729	15,920	17,969
Lifecycle 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2010 Fund Composite Index
Accumulated Value			10,000													10,850		11,461		11,852		12,826		14,967		14,078	13,997	15,362	16,675	18,899
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,000	10,062	10,062	10,125	10,110	10,121	10,287	10,105	10,117	10,148	$ 9,922	9,836		10,158	9,028	10,120	8,834	10,768	8,949	11,781	9,438	11,734	9,922	10,769	10,538	10,676	11,258	11,836
Lifecycle 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2015 Fund Composite Index
Accumulated Value			10,000													10,932		11,620		11,991		12,983		15,408		14,463	14,391	15,936	17,358	19,904
S and P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2015 Index
Accumulated Value			10,000													10,883		11,524		11,794		12,575		14,704		13,899	13,936	15,329	16,566	18,854
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2020 Index
Accumulated Value			10,000													11,015		11,756		11,988		12,768		15,109		14,252	14,278	15,889	17,235	19,769
Lifecycle 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2020 Fund Composite Index
Accumulated Value			10,000													11,049		11,845		12,188		13,205		15,935		14,927	14,871	16,618	18,162	21,060
Lifecycle 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2025 Fund Composite Index
Accumulated Value			10,000													11,181		12,111		12,406		13,435		16,652		15,575	15,537	17,557	19,255	22,579
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2025 Index
Accumulated Value			10,000													11,135		12,024		12,186		12,932		15,890		14,966	15,049	16,850	18,336	21,405
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2030 Index
Accumulated Value			10,000													11,243		12,279		12,355		13,061		16,619		15,626	15,720	17,958	19,667	23,404
Lifecycle 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2030 Fund Composite Index
Accumulated Value			10,000													11,315		12,381		12,625		13,661		17,403		16,250	16,241	18,630	20,544	24,504
Lifecycle 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2035 Fund Composite Index
Accumulated Value			10,000													11,450		12,658		12,841		13,877		18,167		16,935	16,996	19,841	22,005	26,710
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2035 Index
Accumulated Value			10,000													11,350		12,526		12,514		13,161		17,402		16,346	16,436	19,186	21,152	25,739
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2040 Index
Accumulated Value			10,000													11,427		12,704		12,634		13,239		17,966		16,876	16,980	20,185	22,379	27,843
Lifecycle 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2040 Fund Composite Index
Accumulated Value			10,000													11,587		12,941		13,050		14,059		18,942		17,660	17,795	21,201	23,698	29,498
Managed Allocation Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Managed Allocation Fund Composite Index
Accumulated Value			10,000													11,120		12,002		12,317		13,368		16,665		15,485	15,465	17,690	19,509	23,416
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Morningstar Moderate Target Risk Index
Accumulated Value			10,000													11,146		11,981		12,282		13,028		16,355		15,141	14,908	16,859	18,632	22,053
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2045 Index
Accumulated Value			10,000													11,492		12,823		12,712		13,285		18,310		17,204	17,328	20,839	23,200	29,304
Lifecycle 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2045 Fund Composite Index
Accumulated Value			10,000													11,641		13,074		13,121		14,085		19,530		18,229	18,355	22,156	24,897	31,542
Lifecycle 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2050 Fund Composite Index
Accumulated Value			10,000													11,663		13,120		13,153		14,112		19,691		18,382	18,494	22,459	25,303	32,351
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2050 Index
Accumulated Value			10,000													11,551		12,928		12,788		13,353		18,550		17,424	17,550	21,236	23,659	30,086
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date Retirement Income Index
Accumulated Value			10,000													10,587		11,056		11,382		12,186		13,610		12,844	12,869	14,022	15,131	17,036
Lifecycle Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Retirement Income Fund Composite Index
Accumulated Value			10,000													10,792		11,360		11,754		12,714		14,856		13,960	13,887	15,331	16,692	19,157
Lifecycle Index 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2010 Fund Composite Index
Accumulated Value			10,000													10,857		11,458		11,858		12,833		14,952		14,043	13,986	15,349	16,657	18,902
Lifecycle Index Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index Retirement Income Fund Composite Index
Accumulated Value			10,000													10,799		11,357		11,760		12,721		14,840		13,925	13,876	15,318	16,673	19,161
Lifecycle Index 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2015 Fund Composite Index
Accumulated Value			10,000													10,940		11,617		11,998		12,992		15,390		14,423	14,379	15,922	17,337	19,905
Lifecycle Index 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2020 Fund Composite Index
Accumulated Value			10,000													11,058		11,841		12,197		13,216		15,916		14,882	14,857	16,602	18,138	21,058
Lifecycle Index 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2025 Fund Composite Index
Accumulated Value			10,000													11,192		12,106		12,416		13,448		16,630		15,521	15,522	17,538	19,228	22,571
Lifecycle Index 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2030 Fund Composite Index
Accumulated Value			10,000													11,327		12,376		12,636		13,677		17,378		16,188	16,224	18,608	20,512	24,490
Lifecycle Index 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2035 Fund Composite Index
Accumulated Value			10,000													11,464		12,652		12,854		13,895		18,139		16,863	16,979	19,818	21,970	26,692
Lifecycle Index 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2040 Fund Composite Index
Accumulated Value			10,000													11,602		12,934		13,065		14,080		18,910		17,579	17,778	21,178	23,661	29,475
Lifecycle Index 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2045 Fund Composite Index
Accumulated Value			10,000													11,657		13,067		13,137		14,109		19,495		18,137	18,336	22,129	24,854	31,509
Lifecycle Index 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2050 Fund Composite Index
Accumulated Value			10,000													11,679		13,112		13,169		14,136		19,655		18,287	18,475	22,431	25,258	32,312
Lifecycle Index 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2055 Fund Composite Index
Accumulated Value			10,000													11,701		13,157		13,202		14,163		19,780		18,405	18,600	22,639	25,513	32,742
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2055 Index
Accumulated Value			10,000													11,593		12,989		12,841		13,388		18,675		17,540	17,672	21,392	23,875	30,507
Lifecycle 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2055 Fund Composite Index
Accumulated Value			10,000													11,684		13,165		13,185		14,138		19,817		18,502	18,620	22,667	25,559	32,781
Lifestyle Aggressive Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifestyle Aggressive Growth Fund Composite Index
Accumulated Value			10,000													11,798		13,410		13,354		14,267		20,545		19,200	19,355	23,946	27,162	35,490
Morningstar Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Morningstar Aggressive Target Risk Index
Accumulated Value			10,000													11,742		13,210		13,162		13,521		19,205		17,833	17,664	21,246	24,068	30,362
Morningstar Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Morningstar Moderately Conservative Target Risk Index
Accumulated Value			10,000													10,820		11,355		11,792		12,669		14,807		13,702	13,519	14,795	16,127	18,323
Lifestyle Conservative Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifestyle Conservative Fund Composite Index
Accumulated Value			10,000													10,780		11,344		11,736		12,683		14,724		13,787	13,762	15,209	16,544	18,963
Lifestyle Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifestyle Growth Fund Composite Index
Accumulated Value			10,000													11,456		12,690		12,836		13,837		18,550		17,290	17,356	20,652	23,102	28,940
Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Morningstar Moderately Aggressive Target Risk Index
Accumulated Value			10,000													11,491		12,668		12,792		13,364		18,009		16,669	16,460	19,281	21,587	26,482
Morningstar Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Morningstar Conservative Target Risk Index
Accumulated Value			10,000													10,482		10,725		11,247		12,084		13,148		12,128	11,870	12,494	13,411	14,659
Lifestyle Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifestyle Income Fund Composite Index
Accumulated Value			10,000													10,448		10,716		11,164		11,989		12,946		12,207	12,162	12,974	13,915	15,220
Lifestyle Moderate Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifestyle Moderate Fund Composite Index
Accumulated Value			10,000													11,120		12,002		12,317		13,368		16,665		15,485	15,465	17,690	19,509	23,416
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2060 Index
Accumulated Value			10,000													11,623		13,044		12,902		13,482		18,796		17,642	17,781	21,531	24,023	30,702
Lifecycle 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2060 Fund Composite Index
Accumulated Value			10,000													11,706		13,210		13,218		14,165		19,943		18,623	18,746	22,876	25,817	33,199
Lifecycle Index 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2060 Fund Composite Index
Accumulated Value			$ 10,000													$ 11,722		$ 13,202		$ 13,234		$ 14,190		$ 19,905		$ 18,524	$ 18,726	$ 22,848	$ 25,771	$ 33,159
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P Target Date 2065+ Index
Accumulated Value	10,000	10,000		10,166	10,166	10,211	10,302	10,618	10,805	10,102	11,029	11,502		12,751			11,985		12,075		14,669		16,397		21,007
Lifecycle 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2065 Fund Composite Index
Accumulated Value		10,000												12,727			11,886		11,968		14,640		16,537		21,322
Lifecycle Index 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2065 Fund Composite Index
Accumulated Value		$ 10,000												$ 12,690			$ 11,810		$ 11,943		$ 14,607		$ 16,490		$ 21,274
Lifecycle 2070 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle 2070 Fund Composite Index
Accumulated Value	10,000			10,194	10,194	10,217	10,312	10,618	10,774	10,046	11,001	11,524
Lifecycle Index 2070 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Lifecycle Index 2070 Fund Composite Index
Accumulated Value	$ 10,000			$ 10,208	$ 10,208	$ 10,214	$ 10,314	$ 10,633	$ 10,785	$ 10,042	$ 11,004	$ 11,547